Business Combinations, Goodwill and Acquired Intangible Assets - Summary of Goodwill, Accumulated Impairments and Net Goodwill for Each Reporting Units and Reportable Segments (Parenthetical) (Detail)
$ in Millions
Apr. 30, 2014 USD ($)
SLM BankCo [Member]
Goodwill [Line Items]
Goodwill allocated to consumer banking business	$ 41